Asset Disposition And Asset Held For Sale (Narrative) (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	May 31, 2017	Aug. 31, 2019	Aug. 31, 2018
Disclosure Of Discontinued Operations [Line Items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations		$ 0	$ 18
Shaw Tracking [Member]
Disclosure Of Discontinued Operations [Line Items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	$ 20		$ 18